CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Share Capital 'A' Ordinary shares [Member]	Share premium [Member]	Treasury Shares [Member]	Translation reserve [Member]	Hedging reserves [Member]	Accumulated surplus [Member]	Total
Balance at Dec. 31, 2018	$ 1,213,000	$ 16,187,000	$ (24,922,000)	$ (3,766,000)	$ 23,000	$ 55,319,000	$ 44,054,000
Profit/(Loss) for the period						(28,914,000)	(28,914,000)
Other comprehensive income				(167,000)			(167,000)
Total comprehensive profit/(loss)				(167,000)		(28,914,000)	(29,081,000)
Share-based payments						839,000	839,000
Adjustment on transition to IFRS 16						(11,099,000)	(11,099,000)
Balance at Dec. 31, 2019	1,213,000	16,187,000	(24,922,000)	(3,933,000)	23,000	16,145,000	4,713,000
Profit/(Loss) for the period						(6,388,000)	(6,388,000)
Other comprehensive income				(1,360,000)			(1,360,000)
Total comprehensive profit/(loss)				(1,360,000)		(6,388,000)	(7,748,000)
Share-based payments						816,000	816,000
Balance at Dec. 31, 2020	1,213,000	16,187,000	(24,922,000)	(5,293,000)	23,000	10,573,000	(2,219,000)
Profit/(Loss) for the period						875,000	875,000
Other comprehensive income				(86,000)			(86,000)
Total comprehensive profit/(loss)				(86,000)		875,000	789,000
Share-based payments						1,111,000	1,111,000
Balance at Dec. 31, 2021	$ 1,213,000	$ 16,187,000	$ (24,922,000)	$ (5,379,000)	$ 23,000	$ 12,559,000	$ (319,000)